Capital and reserves - Controlled Equity Offering (Narrative) (Details) - SFr / shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Nominal value (in CHF per share)	SFr 0.02	SFr 0.40
Common shares nominal value
Disclosure of classes of share capital [line items]
Nominal value (in CHF per share)	SFr 0.02	SFr 0.40	SFr 0.40